Related party transaction (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of key management compensation

The aggregate compensation of the members of the Company’s Management Board includes the following:

€ in thousand	Six months ended June 30,
	2022	2021
Salaries and other short-term employee benefits	886	677
Other long-term benefits	18	15
Share-based payments (expense of the period)	288	448
Key management compensation	1,192	1,140

Schedule of rendering of services

€ in thousand	Six months ended June 30,
	2022	2021
Provision of services:	37	47
Operating activities	1,099	73
Provision of services	1,136	120